Assumption used in Determining Early Retirement Benefit Obligation (Detail)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation And Retirement Disclosure [Abstract]
Discount rate	3.00%	4.00%	4.50%
Rate of inflation	2.00%	2.00%	2.00%